Summary of Significant Accounting Policies - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 188,510	$ 35,531	$ 32,712	$ 37,435
Restricted cash included in “other assets” and “prepaid expenses and other current assets”, respectively	176	88	88	88
Cash, cash equivalents and restricted cash	$ 188,686	$ 35,619	$ 32,800	$ 37,523	$ 31,714